Schedule of Common Stock Equivalent Shares Excluded From Diluted Calculations (Details) - The Arena Group Holdings Inc [Member] - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	7,654,171	10,958,879	10,398,731	10,597,040
Series G Convertible Preferred Stock [Member]
Total	8,582	8,582	8,582	8,582
Series H Convertible Preferred Stock [Member]
Total		2,008,728
Financing Warrants [Member]
Total	39,774	116,118	107,956	116,118
ABG Warrants [Member]
Total	999,540	999,540	999,540	999,540
All Hip Hop Warrants [Member]
Total	5,682	5,682	5,681	5,681
Publisher Partner Warrants [Member]
Total	9,800	5,629	4,154	35,607
Restricted Stock [Member]
Total		97,402
Restricted Stock Units (RSUs) [Member]
Total	845,903	1,488,345	994,766	1,636,111
Share-Based Payment Arrangement, Option [Member]
Total	5,744,890	6,228,853